UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-4870
General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/06

FORM N-Q

Item 1. Schedule of Investments.

General New York Municipal Money Market Fund
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Tax Exempt Investments--101.0%	Amount ($)		Value ($)

Albany Industrial Development Agency:
Civic Facility Revenue:
(Albany College of Pharmacy)
3.22% (LOC; SunTrust Bank)	4,000,000	a	4,000,000
(Albany Medical Center Hospital)
3.23% (LOC; Key Bank)	5,000,000	a	5,000,000
Refunding (Albany Institution History and Art)
3.20% (LOC; Key Bank)	2,075,000	a	2,075,000
(Renaissance Corp. Albany Project)
3.24% (LOC; M&T Bank)	3,315,000	a	3,315,000
(University of Albany Foundation Student)
3.19% (Insured; AMBAC and Liquidity Facility; Key Bank)	600,000	a	600,000
IDR:
(Davies Office Refurbishing):
3.22% (LOC; HSBC Bank USA)	2,220,000	a	2,220,000
3.22% (LOC; HSBC Bank USA)	1,525,000	a	1,525,000
(Newkirk Productions Inc.)
3.25% (LOC; Bank of America)	1,060,000	a	1,060,000
Babylon Industrial Development Agency, IDR
(J. D'Addario and Co. Inc. Project)
3.25% (LOC; Bank of America)	2,700,000	a	2,700,000
Chenango County Industrial Development Agency,
Civic Facility Revenue (Grace View Manor Nursing Home Project)
3.20% (LOC; The Bank of New York)	3,210,000	a	3,210,000
Erie County Industrial Development Agency:
Civic Facility Revenue:
(Hauptman-Woodward Project)
3.28% (LOC; Key Bank)	2,320,000	a	2,320,000
(Multi-Mode-UCP Association)
3.28% (LOC; Key Bank)	4,830,000	a	4,830,000
(People Inc. Project)
3.28% (LOC; Key Bank)	2,695,000	a	2,695,000
IDR
(MMARS 3rd Program-B&G Properties)
3.60% (LOC; HSBC Bank USA)	1,095,000	a	1,095,000
Erie County Tobacco Asset Securitization Corporation,
Revenue (Tobacco Settlement Funded)
3.26% (Liquidity Facility; Merrill Lynch)	3,300,000	a,b	3,300,000
Freeport, GO Notes, BAN
3.95%, 7/27/2006	2,230,000		2,240,281
Hempstead Industrial Development Agency, IDR
Refunding (Trigen-Nassau Energy)
3.25% (LOC; Societe Generale)	5,200,000	a	5,200,000
Liverpool Central School District, GO Notes, BAN
3.95%, 9/15/2006	2,975,000		2,988,894
Monroe County Industrial Development Agency:
Civic Facility Revenue:
(Heritage Christian Home Project)
3.28% (LOC; Key Bank)	2,865,000	a	2,865,000
(YMCA of Greater Rochester)
3.28% (LOC; M&T Bank)	5,435,000	a	5,435,000
College and University Revenue
(Monroe Community College)
3.17% (LOC; M&T Bank)	3,500,000	a	3,500,000

IDR
(Jamestown Continental)
3.30% (LOC; HSBC Bank USA)	890,000	a	890,000
LR (Robert Wesleyan College Project)
3.24% (LOC; M&T Bank)	2,815,000	a	2,815,000
Municipal Assistance Corporation for the City of New York,
Sales Tax Revenue 5.97%, 7/1/2006	1,000,000	c	1,009,706
Nassau County Tobacco Settlement Corporation,
Tobacco Settlement Revenue:
3.26% (Liquidity Facility; Merrill Lynch)	10,800,000	a,b	10,800,000
3.26% (Liquidity Facility; Merrill Lynch)	5,000,000	a,b	5,000,000
Nassau Regional Off-Track Betting Corporation, Revenue
(Nassau County Suport Agreement)
3.98%, 7/1/2006 (Insured; MBIA)	1,455,000		1,459,803
New York City, GO:
3.24% (Liquidity Facility; Merrill Lynch)	9,320,000	a,b	9,320,000
New York City Housing Development Corporation:
Multi-Family Housing Revenue
(Parkview Apartments)
3.23% (LOC; Citibank)	1,000,000	a	1,000,000
Multi-Family Rental Housing Revenue
(Progress of Peoples Developments)
3.23% (Insured; FNMA and Liquidity Facility; FNMA)	8,000,000	a	8,000,000
New York City Industrial Development Agency:
Civic Facility Revenue:
(Brooklyn United Methodist Project)
3.18% (LOC; The Bank of New York)	2,700,000	a	2,700,000
(Columbia Grammar and Preparatory)
3.15% (LOC; Allied Irish Banks)	1,900,000	a	1,900,000
(Jamaica First Parking LLC Project)
3.18% (LOC; JPMorgan Chase Bank)	9,525,000	a	9,525,000
(Mercy College Project)
3.20% (LOC; Key Bank)	4,900,000	a	4,900,000
IDR (Allway Tools Inc. Additional Project)
3.24% (LOC; Citibank)	2,035,000	a	2,035,000
Special Facilities Revenue
(American Airlines, Inc. John F. Kennedy International Airport Project)
3.28% (Liquidity Facility; Citibank and LOC; Citibank)	8,375,000	a,b	8,375,000
New York City Municipal Water Financing Authority,
Water and Sewer System Revenue:
CP 3.12%, 4/13/2006 (Liquidity Facilty: Dexia Credit Locale
and JPMorgan Chase Bank)	10,000,000		10,000,000
3.18% (Liquidity Facility; Dexia Credit Locale)	12,500,000	a	12,500,000
New York City Transitional Finance Authority, Revenue
(Future Tax Secured)
2.98% (Liquidity Facility; Landesbank Baden Wurttemberg)	5,900,000	a	5,900,000
New York Counties Tobacco Trust II, Tobacco Settlement Revenue
3.26% (Liquidity Facility; Merrill Lynch)	5,215,000	a,b	5,215,000
New York State, GO Notes
2.98%, 3/15/2006	3,000,000		3,000,564
New York State Dormitory Authority:
Revenues:
(Cornell University)
3.12% (Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a	3,000,000
(Mental Health Facilities Improvement)
3.20% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	7,625,000	a	7,625,000
(Mental Health Services)
3.13% (Liquidity Facility; HSBC Bank)	10,000,000	a	10,000,000
(Mount Sinai Health)
3.24% (Liquidity Facility; Merrill Lynch)	9,335,000	a,b	9,335,000
(Park Ridge Hospital Inc.)
3.19% (LOC; JPMorgan Chase Bank)	10,800,000	a	10,800,000

(Putter Series Program)
3.22% (Insured; Radian and Liquidity Facility; JPMorgan Chase Bank)	3,745,000	a,b	3,745,000
New York State Energy Research and Development Authority,
Electric Facilities Revenue (Long Island Lighting Co.)
3.25% (LOC; Royal Bank of Scotland)	2,200,000	a	2,200,000
New York State Housing Finance Agency, Revenue:
(33 West End Avenue Apartments)
3.21% (LOC; HSBC Bank USA)	9,000,000	a	9,000,000
(250 West 93rd Street)
3.25% (LOC; Bank of America)	13,000,000	a	13,000,000
(360 West 43rd Street)
3.21% (LOC; FNMA)	2,850,000	a	2,850,000
(400 3rd Avenue Apartments)
3.26% (LOC; Key Bank)	5,500,000	a	5,500,000
(East 39 Street Housing)
3.25% (Insured; FNMA and Liquidity Facility; FNMA)	4,800,000	a	4,800,000
(Hospital for Special Surgery Staff Housing)
3.21% (LOC; JPMorgan Chase Bank)	2,900,000	a	2,900,000
(Rip Van Winkle House)
3.18% (Insured; FHLMC and Liquidity Facility; FHLMC)	5,700,000	a	5,700,000
(Sea Park West Housing)
3.18% (Insured; FHLMC and Liquidity Facility; FHLMC)	3,650,000	a	3,650,000
(Tower 31 Housing)
3.23% (LOC; Bank of America)	10,000,000	a	10,000,000
(Tribeca Park Housing)
3.21% (Insured; FMNA)	7,900,000	a	7,900,000
(Union Square South Housing)
3.21% (Insured; FMNA)	5,000,000	a	5,000,000
(Victory Housing)
3.21% (LOC; FHLMC)	14,500,000	a	14,500,000
(Worth Street)
3.21% (LOC; FNMA)	33,600,000	a	33,600,000
New York State Mortgage Agency, Revenue
3.26% (Liquidity Facility; Citibank)	6,700,000	a,b	6,700,000
New York State Power Authority, Electric Revenue, CP
3.10%, 3/6/2006 (Liquidity Facility: Bank of Nova Scotia, JPMorgan
Chase Bank, Landesbank Baden Wurttemberg, State Street Bank
and Trust Co., The Bank of New York and Wachovia Bank)	10,489,000		10,489,000
New York State Urban Development Corporation,
Correctional and Youth Facilities Service Revenue
3.23% (Liquidity Facility; Merrill Lynch)	3,500,000	a,b	3,500,000
Newburgh Industrial Development Agency,
Civic Facility Revenue (Community Development Project)
3.20% (LOC; Key Bank)	1,230,000	a	1,230,000
Niagara County Industrial Development Agency,
Civic Facility Revenue (NYSARC Inc.)
3.28% (LOC; Key Bank)	2,900,000	a	2,900,000
Northport-East Northport
Union Free School District, GO Notes
3.95%, 6/30/2006	5,000,000		5,019,100
Oneida County Industrial Development Agency,
IDR (CMB Oriskany)
3.33% (LOC; The Bank of New York)	2,045,000	a	2,045,000
Ontario County Industrial Development Agency:
Civic Facility Revenue
(Friends of the Finger Lakes Performing Arts Center, Inc. Civic Facility)
3.15% (LOC; Citizens Bank of Massachusetts)	3,395,000	a	3,395,000
IDR
(Robert C. Horton/Ultrafab)
3.25% (LOC; JPMorgan Chase Bank)	1,300,000	a	1,300,000

Otsego County Industrial Development Agency,
Civic Facility Revenue
(Noonan Community Service Corporation Project)
3.22% (LOC; FHLB)	2,000,000	a	2,000,000
Port Authority of New York and New Jersey, Revenue:
3.27% (Insured; AMBAC and Liquidity Facility; Merrill Lynch)	20,000	a,b	20,000
Transportation Revenue, CP:
3.15%, 3/7/2006 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	2,150,000		2,150,000
3.25%, 6/8/2006 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	4,800,000		4,800,000
3.22%, 6/23/2006 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	3,660,000		3,660,000
3.20%, 7/12/2006 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	15,500,000		15,500,000
Poughkeepsie Industrial Development Agency,
Senior Living Facility Revenue
(Manor at Woodside Project)
3.23% (LOC; The Bank of New York)	5,000,000	a	5,000,000
Riverhead Industrial Development Agency,
MFHR (Village Preservation LP Project)
3.28% (Liquidity Facility; Goldman Sachs and LOC; IXIS Corporate
and Investment Bank)	4,400,000	a,b	4,400,000
Roaring Fork Municipal Products LLC, Revenue
3.27% (Liquidity Facility; The Bank of New York)	8,030,000	a,b	8,030,000
Sachem Central School District of Holbrook, GO Notes
3.69%, 6/22/2006	19,220,000		19,277,342
Saint Lawrence County Industrial Development Agency:
Civic Facility Revenue (Canton-Potsdam Hospital Project)
3.20% (LOC; Key Bank)	5,623,000	a	5,623,000
IDR (Newspapers Corp.)
3.35% (LOC; Key Bank)	2,105,000	a	2,105,000
Schenectady County Industrial Development
Agency, Civic Facility Revenue
(Sunnyview Hospital and Rehabilitation Center)
3.23% (LOC; Key Bank)	4,000,000	a	4,000,000
Schoharie County Industrial Development Agency,
Civic Facility Revenue (Bassett Hospital Project)
3.28% (LOC; Key Bank)	1,600,000	a	1,600,000
Southeast Industrial Development Agency, IDR
(Unilock New York Inc. Project)
3.48% (LOC; Bank One)	1,600,000	a	1,600,000
Suffolk County Industrial Development Agency, IDR:
(Belmont Villas LLC Facility)
3.25% (Insured; FNMA and Liquidity Facility; FNMA)	6,255,000	a	6,255,000
(BIO-Botanica Inc. Project)
3.24% (LOC; Citibank)	3,360,000	a	3,360,000
Syracuse Industrial Development Agency,
Civic Facility Revenue, Refunding
(Crouse Health Hospital)
3.24% (LOC; M&T Bank)	4,000,000	a	4,000,000
TSASC Inc., of New York
Tobacco Settlement Asset-Backed Bonds:
3.27% (Liquidity Facility; Merrill Lynch)	15,000,000	a,b	15,000,000
3.27% (Liquidity Facility; Merrill Lynch)	20,000,000	a,b	20,000,000
Tobacco Settlement Financing Corp of New York, Revenue
(Tobacco Settlement Asset Backed)
3.96%, 6/1/2006	7,925,000		7,945,036
Triborough Bridge and Tunnel Authority, Revenue, Refunding
3.20% (Liquidity Facility; ABN-AMRO)	27,000,000	a	27,000,000
Ulster County Industrial Development Agency,
IDR (Kingston Block and Masonry)
3.33% (LOC; The Bank of New York)	3,175,000	a	3,175,000
Warren and Washington Counties Industrial Development
Agency, IDR (Angiodynamics Project)
3.35% (LOC; Key Bank)	2,980,000	a	2,980,000

Westchester County Industrial Development
Agency, Civic Facility Revenue:
Refunding (Rye Country Day School Project)
3.20% (LOC; Allied Irish Banks)		5,000,000	a	5,000,000
(Westhab Community Facilities)
3.23% (LOC; The Bank of New York)		5,825,000	a	5,825,000
(Young Women's Christian Association)
3.18% (LOC; The Bank of New York)		4,350,000	a	4,350,000
Westchester Tobacco Asset Securitization Corporation,
Tobacco Settlement Asset Backed, Revenue
3.26% (Liquidity Facility; Merrill Lynch)		4,400,000	a,b	4,400,000
Yonkers Industrial Development Agency: IDR
(104 Ashburton Avenue LLC)
3.23% (LOC; Key Bank)		2,815,000	a	2,815,000
(Main Street Lofts Yonkers LLC Project)
3.28% (LOC; M&T Bank)		14,600,000	a	14,600,000

Total Investments (cost $576,672,727)		101.0%		576,672,727

Liabilities, Less Cash and Receivables		(1.0%)		(5,918,188)

Net Assets		100.0%		570,754,539

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates

RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statements of Investments:

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006 these securities amounted to $117,140,000 or 20.5% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investments related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)